Equity (Details) - Schedule of Composition of Share Capital - shares		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Share Capital [Abstract]
Ordinary shares of NIS 10.00 par value, Authorized		17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10.00 par value, Issued and Outstanding	[1]	12,852,585	12,852,585	12,849,295

[1]	Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2023, 2022 and 2021, all of which have been purchased according to share buyback programs that were authorized by the Company’s Board of Directors.